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CHANGING PARAMETERS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2026

Shares		Fair Value
	OPEN END FUNDS — 98.5%
	ALTERNATIVE - 10.1%
91,643	JPMorgan Hedged Equity Fund, Class I	$3,185,499
156,684	JPMorgan Hedged Equity 2 Fund, Class I	3,248,063
148,871	JPMorgan Hedged Equity 3 Fund, Class I	3,206,690
		9,640,252
	FIXED INCOME - 88.4%
2,320,034	American Beacon SiM High Yield Opportunities Fund, Class Y	22,040,326
1,675,235	Eaton Vance Emerging Markets Debt Opportunities Fund, Class I	14,323,262
2,138,890	JPMorgan High Yield Fund, Class I	14,009,731
616,905	MassMutual High Yield Fund, Class I	5,009,268
589,937	Nuveen Preferred Securities and Income Fund, Class I	9,515,676
2,054,611	T Rowe Price Institutional Floating Rate Fund, Investor Class	19,128,433
		84,026,696

	TOTAL OPEN END FUNDS (Cost $93,522,336)	93,666,948

	SHORT-TERM INVESTMENTS — 1.6%
	MONEY MARKET FUNDS - 1.6%
1,548,197	First American Government Obligations Fund, Class X, 3.58% (Cost $1,548,197)(a)	1,548,197

	TOTAL INVESTMENTS - 100.1% (Cost $95,070,533)	$95,215,145
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(126,815)
	NET ASSETS - 100.0%	$95,088,110

(a)	Rate disclosed is the seven day effective yield as of April 30, 2026.